Income Taxes - Schedule of Effective Income Tax Rate Reconciliation for the Year Ended 2025 (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Amount
Federal statutory rate, benefit			$ (122,960)	$ (14,586)	$ (11,958)
State income taxes, net of benefit			(14,600)	(5,318)	(4,881)
R&D credits			(5,119)	(3,084)	(3,022)
Stock-based compensation			110,014	2,566	1,618
Change in unrecognized tax benefits			1,035
Other			1,626	22	0
Change in valuation allowance			30,007	20,366	18,099
Income taxes	$ (4)	$ 1	$ 3	$ 1	$ 9
Percent
Federal statutory rate, benefit			21.00%
State income taxes, net of benefit			2.50%
R&D credits			0.90%
Stock-based compensation			(18.80%)
Change in unrecognized tax benefits			(0.20%)
Other			(0.30%)
Change in valuation allowance			(5.10%)
Effective tax rate	0.00%	0.00%	0.00%